Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	GSK plc
Entity Central Index Key	0001131399
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Annual Report	true
Document Transition Report	false
Entity File Number	1-15170
Document Shell Company Report	false
Entity Address, Address Line One	980 Great West Road, Brentford
Entity Address, City or Town	Middlesex
Entity Address, Country	GB
Entity Incorporation, State or Country Code	X0
Entity Address, Postal Zip Code	TW8 9GS
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,311,343,341
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Auditor Name	Deloitte LLP
Auditor Firm ID	1147
Auditor Location	London, United Kingdom
Amendment Description	This Amendment No. 1 to Form 20-F (“Amendment No. 1”) amends our Annual Report on Form 20-F for the fiscal year ended December 31, 2022 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission on March 10, 2023 (the “Original Filing Date”). This Amendment No. 1 is being filed at the request of our auditor to (a) include the inadvertently omitted (i) conformed signature of Deloitte LLP, our Independent Registered Public Accounting Firm, and (ii) statement containing the year the auditor began serving consecutively as GSK plc’s auditor, in each case in the “Report of Independent Registered Public Accounting Firm” (the “Audit Report”) on p. 83 of the Form 20-F, and to (b) change the date in the second paragraph on p. 77 of the Form 20-F from “10 March 2022” to “10 March 2023.” There are no other changes to the Audit Report or to the Form 20-F. The consolidated financial statements and notes to the consolidated financial statements remain the same as the previously filed Form 20-F.In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, this Amendment No. 1 includes new certifications required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, as amended, dated as of the filing date of this Amendment No. 1. Except for the changes expressly described above, this Amendment No. 1 continues to present information as at the Original Filing Date and does not amend, supplement or update any information contained in the Form 20-F to give effect to any subsequent events. The filing of this Amendment No. 1, and the inclusion of newly executed certifications, should not be understood to mean that any other statements or disclosure contained in the Form 20-F are true and complete as of any date subsequent to the Original Filing Date, except as expressly noted above. Accordingly, this Amendment No. 1 should be read in conjunction with the Form 20-F.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	980 Great West Road
Entity Address, City or Town	Brentford
Entity Address, Country	GB
Entity Address, Postal Zip Code	TW8 9GS
Contact Personnel Name	Victoria Whyte
Contact Personnel Email Address	company.secretary@gsk.com
City Area Code	44 20
Local Phone Number	8047 5000
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	GSK
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
0.534% Notes due 2023 [Member]
Document Information [Line Items]
Trading Symbol	GSK/23C
Title of 12(b) Security	0.534% Notes due 2023
Security Exchange Name	NYSE
3.000% Notes due 2024 [Member]
Document Information [Line Items]
Trading Symbol	GSK/24
Title of 12(b) Security	3.000% Notes due 2024
Security Exchange Name	NYSE
3.625% Notes due 2025 [Member]
Document Information [Line Items]
Trading Symbol	GSK/25
Title of 12(b) Security	3.625% Notes due 2025
Security Exchange Name	NYSE
3.875% Notes due 2028 [Member]
Document Information [Line Items]
Trading Symbol	GSK/28
Title of 12(b) Security	3.875% Notes due 2028
Security Exchange Name	NYSE
3.375% Notes due 2029 [Member]
Document Information [Line Items]
Trading Symbol	GSK/29
Title of 12(b) Security	3.375% Notes due 2029
Security Exchange Name	NYSE
6.375% Notes due 2038 [Member]
Document Information [Line Items]
Trading Symbol	GSK/38
Title of 12(b) Security	6.375% Notes due 2038
Security Exchange Name	NYSE
4.200% Notes due 2043 [Member]
Document Information [Line Items]
Trading Symbol	GSK/43
Title of 12(b) Security	4.200% Notes due 2043
Security Exchange Name	NYSE